1
MEMBERS LIFE INSURANCE COMPANY
Income Benefit Supplement Dated May 26, 2026
to
TruStage® ZoneChoice Income Annuity Statutory Prospectus and Initial Summary Prospectus
dated May 1, 2026
INCOME BENEFIT TERMS
FOR CONTRACT APPLICATIONS SIGNED ON OR AFTER JUNE 8, 2026
This Income Benefit Supplement (this "Supplement") applies to the TruStage® ZoneChoice Income
Annuity Contract (the “Contract”). Please read it carefully and keep it with your Prospectus for future reference. Capitalized terms have the meanings provided in the Prospectus. To confirm that you have the most current Income Benefit Supplement, please ask your financial professional; contact us at 2000
Heritage Way, Waverly, IA 50677 or 1-800-798-5500; or go to https://www.trustage.com/regulatory-
documents. This Supplement has no specified end date and is effective until superseded by a subsequent Income Benefit Supplement. We will file a new Income Benefit Supplement at least 10
Business Days before new Income Benefit terms go into effect. Once your Contract is issued, the
Income Benefit terms applicable to you will not change for the life of your Contract. You can find
Income Benefit terms for prior Contract Application Dates in Appendix C to the Prospectus.
This Supplement provides current values for the following Income Benefit terms that you need to understand when buying the Contract and choosing an Income Benefit rider: Base Withdrawal
Percentage, Annual Increase Percentage, and Income Benefit Fee Rate.
A combination of the Base Withdrawal Percentage and the Annual Increase Percentage is used to determine the Income Benefit Percentage. The percentages that apply to you depend on whether there is one Covered Person or two Covered Persons, and the Covered Person(s) Age(s) as of the Contract Issue
Date. If there are two Covered Persons, the joint life option rates apply. The Annual Increase Percentage is subject to a Maximum Annual Increase Period of 20 years.
For you to receive the Income Benefit terms reflected in this Supplement:
•your Application Signed Date must be on or after the date set forth above and before we establish new Income Benefit terms through a new Supplement; and
•we must receive your paperwork in Good Order within 14 calendar days of the Application Signed
Date; and
•we must receive the Purchase Payment within 60 calendar days of the Application Signed Date.
Once these conditions are met, if we establish new Income Benefit terms before we issue your Contract that all change to your advantage or are unchanged, we will apply the new Income Benefit terms on the
Contract Issue Date. However, if any new Income Benefit term changes to your disadvantage, we will apply all of the Income Benefit terms in this Supplement.
If you do not meet the above conditions and we establish new Income Benefit terms after the Application
Signed Date, the new Income Benefit terms will apply. However, if any new Income Benefit term changes to your disadvantage, we will consider your application not in Good Order; before we issue your Contract, we will require you to acknowledge that you wish to proceed based on the changed (less advantageous)
Income Benefit terms.
2
KEY INFORMATION

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Allocation Options you choose.
There is an implicit ongoing fee on the Risk Control Accounts to the extent that the Cap Rate, Participation Rate, or Dual Step
Rate limit your participation in Index gains, which is not
reflected in the tables below. This means your returns may be lower than the Index's returns; however, in exchange for
accepting limits on Index gains, you receive some protection from Index losses through the Floors, Buffers, and Boosts.
Please refer to your Contract Data Page and Rider Data Page for information about the specific fees you will pay each year based on the options you have elected. Once your Contract is issued, your
Income Benefit Fee Rate will not change for the life of your Contract.
				Location in Prospectus: Fee Table Charges and Adjustments
	Annual Fee	Minimum Charge	Maximum Charge
	Income Benefit Fee Rate(1) (may vary by Income Benefit rider)	1.50%	1.50%
	(1) As a percentage of the average daily Income Benefit Base for the prior Contract Year.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract,
which could result in Surrender Charges, negative Interim Value calculations, and a negative Market Value Adjustment that
substantially increase costs.

	Lowest Annual Cost: $1,340	Highest Annual Cost: $1,340

Assumes:
•$100,000 investment
•5% annual appreciation
•Least expensive Income Benefit
Rider
•No sales charges
•No transfers or withdrawals
•$0 Interim Value calculation on
Income Benefit Fee deduction
•No Market Value Adjustment

Assumes:
•$100,000 investment
•5% annual appreciation
•Most expensive Income Benefit
Rider
•No sales charges
•No transfers or withdrawals
•$0 Interim Value calculation on
Income Benefit Fee deduction
•No Market Value Adjustment

CHARGES AND ADJUSTMENTS - Income Benefit Fee

Income Benefit Fee Rate (as a percentage of the average daily Income Benefit Base for the prior Contract Year)	Current Charge
IncomeGrowth Performance Rider	1.50%
IncomeGrowth Protection Rider	1.50%
3

Percentages for Single Life Income Benefit Payments
Age on Contract Issue Date	IncomeGrowth Protection		IncomeGrowth Performance
	Base Withdrawal Percentage	Annual Increase Percentage	Base Withdrawal Percentage	Annual Increase Percentage
21 - 44	3.75%	0.20%	2.75%	0.20%
45	4.75%	0.20%	3.75%	0.20%
46	4.90%	0.20%	3.90%	0.20%
47	5.05%	0.20%	4.05%	0.20%
48	5.20%	0.20%	4.20%	0.20%
49	5.35%	0.20%	4.35%	0.20%
50	5.50%	0.20%	4.50%	0.20%
51	5.65%	0.20%	4.65%	0.20%
52	5.80%	0.20%	4.80%	0.20%
53	5.95%	0.20%	4.95%	0.20%
54	6.10%	0.20%	5.10%	0.20%
55	6.25%	0.25%	5.25%	0.25%
56	6.35%	0.25%	5.35%	0.25%
57	6.45%	0.25%	5.45%	0.25%
58	6.55%	0.25%	5.55%	0.25%
59	6.65%	0.25%	5.65%	0.25%
60	6.75%	0.30%	5.75%	0.30%
61	6.85%	0.30%	5.85%	0.30%
62	6.95%	0.30%	5.95%	0.30%
63	7.05%	0.30%	6.05%	0.30%
64	7.15%	0.30%	6.15%	0.30%
65	7.25%	0.35%	6.25%	0.35%
66	7.35%	0.35%	6.35%	0.35%
67	7.45%	0.35%	6.45%	0.35%
68	7.55%	0.35%	6.55%	0.35%
69	7.65%	0.35%	6.65%	0.35%
70	7.75%	0.40%	6.75%	0.40%
71	7.85%	0.40%	6.85%	0.40%
72	7.95%	0.40%	6.95%	0.40%
73	8.05%	0.40%	7.05%	0.40%
74	8.15%	0.40%	7.15%	0.40%
75	8.25%	0.45%	7.25%	0.45%
76	8.25%	0.45%	7.25%	0.45%
77	8.25%	0.45%	7.25%	0.45%
78	8.25%	0.45%	7.25%	0.45%
79	8.25%	0.45%	7.25%	0.45%
80+	8.25%	0.50%	7.25%	0.50%
4

Percentages for Joint Life Income Benefit Payments
Age on Contract Issue Date*	IncomeGrowth Protection		IncomeGrowth Performance
	Base Withdrawal Percentage	Annual Increase Percentage	Base Withdrawal Percentage	Annual Increase Percentage
21 - 44	3.00%	0.20%	2.00%	0.20%
45	4.00%	0.20%	3.00%	0.20%
46	4.15%	0.20%	3.15%	0.20%
47	4.30%	0.20%	3.30%	0.20%
48	4.45%	0.20%	3.45%	0.20%
49	4.60%	0.20%	3.60%	0.20%
50	4.75%	0.20%	3.75%	0.20%
51	4.90%	0.20%	3.90%	0.20%
52	5.05%	0.20%	4.05%	0.20%
53	5.20%	0.20%	4.20%	0.20%
54	5.35%	0.20%	4.35%	0.20%
55	5.50%	0.25%	4.50%	0.25%
56	5.60%	0.25%	4.60%	0.25%
57	5.70%	0.25%	4.70%	0.25%
58	5.80%	0.25%	4.80%	0.25%
59	5.90%	0.25%	4.90%	0.25%
60	6.00%	0.30%	5.00%	0.30%
61	6.10%	0.30%	5.10%	0.30%
62	6.20%	0.30%	5.20%	0.30%
63	6.30%	0.30%	5.30%	0.30%
64	6.40%	0.30%	5.40%	0.30%
65	6.50%	0.35%	5.50%	0.35%
66	6.60%	0.35%	5.60%	0.35%
67	6.70%	0.35%	5.70%	0.35%
68	6.80%	0.35%	5.80%	0.35%
69	6.90%	0.35%	5.90%	0.35%
70	7.00%	0.40%	6.00%	0.40%
71	7.10%	0.40%	6.10%	0.40%
72	7.20%	0.40%	6.20%	0.40%
73	7.30%	0.40%	6.30%	0.40%
74	7.40%	0.40%	6.40%	0.40%
75	7.50%	0.45%	6.50%	0.45%
76	7.50%	0.45%	6.50%	0.45%
77	7.50%	0.45%	6.50%	0.45%
78	7.50%	0.45%	6.50%	0.45%
79	7.50%	0.45%	6.50%	0.45%
80+	7.50%	0.50%	6.50%	0.50%
*Age of the older Covered Person on the Contract Issue Date if the older Covered Person's Age is within 5 years of the younger Covered Person's Age; if the age difference is greater than 5 years, the Age of the younger Covered Person on the Contract Issue Date will be used.
C-1
Effective May 26, 2026, replace Appendix C to the prospectus with the following:

APPENDIX C: TERMS DISCLOSED ON PREVIOUS INCOME BENEFIT SUPPLEMENTS

CONTRACT APPLICATIONS SIGNED ON OR AFTER SEPTEMBER 30, 2025 AND BEFORE JUNE 8, 2026
Percentages for Single Life Income Benefit Payments
Age on Contract Issue Date	IncomeGrowth Protection		IncomeGrowth Performance
	Base Withdrawal Percentage	Annual Increase Percentage	Base Withdrawal Percentage	Annual Increase Percentage
21 - 44	3.50%	0.20%	2.75%	0.20%
45	4.50%	0.20%	3.75%	0.20%
46	4.65%	0.20%	3.90%	0.20%
47	4.80%	0.20%	4.05%	0.20%
48	4.95%	0.20%	4.20%	0.20%
49	5.10%	0.20%	4.35%	0.20%
50	5.25%	0.20%	4.50%	0.20%
51	5.40%	0.20%	4.65%	0.20%
52	5.55%	0.20%	4.80%	0.20%
53	5.70%	0.20%	4.95%	0.20%
54	5.85%	0.20%	5.10%	0.20%
55	6.00%	0.25%	5.25%	0.25%
56	6.10%	0.25%	5.35%	0.25%
57	6.20%	0.25%	5.45%	0.25%
58	6.30%	0.25%	5.55%	0.25%
59	6.40%	0.25%	5.65%	0.25%
60	6.50%	0.30%	5.75%	0.30%
61	6.60%	0.30%	5.85%	0.30%
62	6.70%	0.30%	5.95%	0.30%
63	6.80%	0.30%	6.05%	0.30%
64	6.90%	0.30%	6.15%	0.30%
65	7.00%	0.35%	6.25%	0.35%
66	7.10%	0.35%	6.35%	0.35%
67	7.20%	0.35%	6.45%	0.35%
68	7.30%	0.35%	6.55%	0.35%
69	7.40%	0.35%	6.65%	0.35%
70	7.50%	0.40%	6.75%	0.40%
71	7.60%	0.40%	6.85%	0.40%
72	7.70%	0.40%	6.95%	0.40%
73	7.80%	0.40%	7.05%	0.40%
74	7.90%	0.40%	7.15%	0.40%
75	8.00%	0.45%	7.25%	0.45%
76	8.00%	0.45%	7.25%	0.45%
77	8.00%	0.45%	7.25%	0.45%
78	8.00%	0.45%	7.25%	0.45%
79	8.00%	0.45%	7.25%	0.45%
80+	8.00%	0.50%	7.25%	0.50%
C-2

Percentages for Joint Life Income Benefit Payments
Age on Contract Issue Date*	IncomeGrowth Protection		IncomeGrowth Performance
	Base Withdrawal Percentage	Annual Increase Percentage	Base Withdrawal Percentage	Annual Increase Percentage
21 - 44	2.75%	0.20%	2.00%	0.20%
45	3.75%	0.20%	3.00%	0.20%
46	3.90%	0.20%	3.15%	0.20%
47	4.05%	0.20%	3.30%	0.20%
48	4.20%	0.20%	3.45%	0.20%
49	4.35%	0.20%	3.60%	0.20%
50	4.50%	0.20%	3.75%	0.20%
51	4.65%	0.20%	3.90%	0.20%
52	4.80%	0.20%	4.05%	0.20%
53	4.95%	0.20%	4.20%	0.20%
54	5.10%	0.20%	4.35%	0.20%
55	5.25%	0.25%	4.50%	0.25%
56	5.35%	0.25%	4.60%	0.25%
57	5.45%	0.25%	4.70%	0.25%
58	5.55%	0.25%	4.80%	0.25%
59	5.65%	0.25%	4.90%	0.25%
60	5.75%	0.30%	5.00%	0.30%
61	5.85%	0.30%	5.10%	0.30%
62	5.95%	0.30%	5.20%	0.30%
63	6.05%	0.30%	5.30%	0.30%
64	6.15%	0.30%	5.40%	0.30%
65	6.25%	0.35%	5.50%	0.35%
66	6.35%	0.35%	5.60%	0.35%
67	6.45%	0.35%	5.70%	0.35%
68	6.55%	0.35%	5.80%	0.35%
69	6.65%	0.35%	5.90%	0.35%
70	6.75%	0.40%	6.00%	0.40%
71	6.85%	0.40%	6.10%	0.40%
72	6.95%	0.40%	6.20%	0.40%
73	7.05%	0.40%	6.30%	0.40%
74	7.15%	0.40%	6.40%	0.40%
75	7.25%	0.45%	6.50%	0.45%
76	7.25%	0.45%	6.50%	0.45%
77	7.25%	0.45%	6.50%	0.45%
78	7.25%	0.45%	6.50%	0.45%
79	7.25%	0.45%	6.50%	0.45%
80+	7.25%	0.50%	6.50%	0.50%
*Age of the older Covered Person on the Contract Issue Date if the older Covered Person's Age is within 5 years of the younger Covered Person's Age; if the age difference is greater than 5 years, the Age of the younger Covered Person on the Contract Issue Date will be used.